Three Bryant Park 1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com
rICHARD HOROWITZ richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 3599 Fax

January 8, 2024

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, D.C. 20549

Re:	Kennedy Lewis Capital Company
File No. 333-272926

Ladies and Gentlemen:

Enclosed for filing on behalf of Kennedy Lewis Capital Company, a Delaware statutory trust (the “Company”), is Pre-Effective Amendment No. 1 to the Company’s registration statement on Form N-2 under the Securities Act of 1933 and the Investment Company Act of 1940, as amended. This filing is being made for the purpose of incorporating comments received from the staff of the U.S. Securities and Exchange Commission (the “SEC”) in connection with the Company’s initial registration statement on Form N-2 (the “Registration Statement”), among other changes. We note that the Company is concurrently filing via EDGAR correspondence responses to the comments of the staff of the SEC on the Registration Statement.

Please direct any questions concerning the filing to the undersigned at 212-698-3525 or by email at richard.horowitz@dechert.com.

Very truly yours,

/s/ Richard Horowitz
Richard Horowitz